Accounting Policies, by Policy (Policies) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting and Use of Estimates	Basis of Accounting and Use of Estimates: The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the financial statements and accompanying notes. Actual results could differ materially from those estimates.
Notes Receivable from Participants
Notes Receivable from Participants: Participant loans are classified as notes receivable from participants and are measured at the unpaid principal balance plus unpaid accrued interest. The Plan classifies all notes receivable from participants with no payments received for six (6) months as “in default.” Defaulted notes receivable from participants are deemed distributed and recorded as benefits paid to the participants in the Statement of Changes in Net Assets Available for Benefits.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition: The Plan’s investments are reported at estimated fair value (see Note 3). Where available, quoted market prices are used to value investments. Shares of registered investment companies are valued at the net asset value (“NAV”) of shares held by the Plan at year-end. The Plan’s employer common stock fund is a unitized stock fund valued at the net asset value of the fund. The fund mainly consists of the employer stock which is valued at the closing price reported on the active market on which the stock is traded and the value of cash held for liquidity purposes. The Plan’s interest in common/collective trusts is valued at the net asset value based on information reported by the investment advisor/trustee using the audited financial statements. The net asset value, as provided by the investment advisor/trustee, is used as a practical expedient to estimate fair value, and is based on the estimated fair value of the underlying investments held by the fund less the estimated fair value of its liabilities. The common/collective trusts do not have a finite life, unfunded commitments or significant restriction on redemptions and participant transactions may occur daily.
Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Investment securities, in general, are exposed to various risks, including interest rate, credit, and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.
The following describes the fair value hierarchy and provides information as to the extent to which the Plan uses fair value to measure financial instruments and information about the inputs used to value those financial instruments. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date. The Plan assets identified as Level 1 instruments include investments in registered investment companies.
Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets or liabilities. The Plan assets identified as Level 2 instruments include investments in the employer common stock fund.
Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Fair value is based on criteria that use assumptions or other data that are not readily observable from objective sources and provided primarily from the sponsors of the underlying funds. The use of different criteria or assumptions regarding data may yield different valuations.

Net Appreciation (Depreciation)	Net Appreciation (Depreciation): Net realized gains (losses) and unrealized appreciation (depreciation) are recorded in the accompanying Statement of Changes in Net Assets Available for Benefits as net appreciation (depreciation) in fair market value of investments.
Payment of Benefits	Payment of Benefits: Distributions to participants are recorded when payment is made.